1001 West Fourth St.
Winston-Salem NC 27101-2400
t 336 607 7300  f 336 607 7500
www.KilpatrickStockton.com

Jeffrey T. Skinner
direct dial 336 607 7512
direct fax 336 734 2608
JSkinner@KilpatrickStockton.com

June 11, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Congressional Effect Family of Funds (the “Trust”) (File No. 333-148558 and 811-22164); on behalf of the Congressional Effect Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to:  (1) the Securities Act of 1933, as amended; and (2) the Investment Company Act of 1940, as amended, please find the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) with respect to the proposed merger of the Free Enterprise Action Fund, a series of the Northern Lights Fund Trust, with and into the Fund.

Please contact the undersigned with any questions or comments regarding this filing.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

Cc:  Eric T. Singer
Matthew Chambers, Esq.